Income tax	6 Months Ended
Jun. 30, 2024
Income tax
Income tax

13. Income tax

The increase of tax expenses for the six months ended June 30, 2024 to EUR 1,967k was primarily attributable to the deferred tax expense of CureVac N.V. and CureVac Corporate Services GmbH. For the three months ended June 30, 2024, due to the use of tax loss carryforwards for which no deferred tax asset has been capitalized in prior periods, EUR 898k have been credited in equity.

Income taxes for the six months ended June 30, 2024, were calculated based on the best estimate of the weighted average annual income tax rates expected for the full financial years (estimated annual effective income tax rates) on ordinary income before tax adjusted by the tax effect of any discrete items. For the six months ended June 30, 2024, the effective income tax rate for CureVac N.V. was approximately 6.1% applicable on taxable income. The effective tax rate considers the usage of loss carryforwards from former years and management's assessment of the requirements in IAS 12, which lowers the effective tax rate of the Group.